Components Of Accrued Compensation (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Compensation
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Opening Balance	$ 1,010,096	$ 810,096	$ 645,096
Additions	50,000	200,000	200,000
Subtractions	0		(35,000)
Ending Balance	1,060,096	1,010,096	810,096
Accrued Interest
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Opening Balance	442,638	339,323	268,467
Additions	29,315	103,315	83,211
Subtractions	0		(12,355)
Ending Balance	$ 471,953	$ 442,638	$ 339,323